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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number ___811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (859) 957-1803

Date of fiscal year end:         August 31, 2010

Date of reporting period:       February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AlphaMark Large Cap Growth Fund AlphaMark Small Cap Growth Fund Semi-Annual Report February 28, 2010 (Unaudited)
Investment Advisor AlphaMark Advisors, LLC 250 Grandview Drive, Suite 175 Fort Mitchell, Kentucky 41017	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-420-3350

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
February 28, 2010 (Unaudited)

Sector Diversification (% of Net Assets) As of February 28, 2010 (Unaudited)

Top Ten Equity Holdings
As of February 28, 2010 (Unaudited)

Company	% of Net Assets
IntercontinentalExchange, Inc.	3.7%
Amgen, Inc.	3.7%
Discovery Communications, Inc. - Class A	3.6%
Johnson & Johnson	3.6%
Janus Capital Group, Inc.	3.6%
TD AMERITRADE Holding Corp.	3.6%
Novo Nordisk A/S - ADR	3.6%
State Street Corp.	3.5%
Medtronic, Inc.	3.5%
Myriad Genetics, Inc.	3.4%

ALPHAMARK SMALL CAP GROWTH FUND
PORTFOLIO INFORMATION
February 28, 2010 (Unaudited)

Sector Diversification (% of Net Assets) As of February 28, 2010 (Unaudited)

Top Ten Equity Holdings
As of February 28, 2010 (Unaudited)

Company	% of Net Assets
Balchem Corp.	4.6%
NetLogic Microsystems, Inc.	4.6%
Phillips-Van Heusen Corp.	4.5%
Bio-Rad Laboratories, Inc. - Class A	4.5%
Cubist Pharmaceuticals, Inc.	4.4%
Volterra Semiconductor Corp.	4.3%
Viña Concha y Toro S.A. - ADR	4.3%
Netflix, Inc.	4.3%
Quidel Corp.	4.1%
Valmont Industries, Inc.	4.0%

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)
COMMON STOCKS - 98.0%	Shares	Value
Consumer Discretionary - 12.5%
Diversified Consumer Services - 3.1%
Apollo Group, Inc. - Class A*	6,578	$393,891

Hotels, Restaurants & Leisure - 2.4%
McDonald's Corp.	4,679	298,754

Media - 3.6%
Discovery Communications, Inc. - Class A*	14,592	454,541

Specialty Retail - 3.4%
Staples, Inc.	16,398	422,412

Consumer Staples - 2.7%
Personal Products - 2.7%
Estée Lauder Cos., Inc. (The) - Class A	5,714	343,583

Energy - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Alpha Natural Resources, Inc.*	4,975	228,900
Southwestern Energy Co.*	6,730	286,362
XTO Energy, Inc.	7,470	341,379
		856,641
Financials - 14.4%
Capital Markets - 10.7%
Janus Capital Group, Inc.	36,168	452,100
State Street Corp.	9,758	438,232
TD AMERITRADE Holding Corp.*	25,607	447,866
		1,338,198
Diversified Financial Services - 3.7%
IntercontinentalExchange, Inc.*	4,287	459,952

Health Care - 17.8%
Biotechnology - 7.1%
Amgen, Inc.*	8,068	456,730
Myriad Genetics, Inc.*	18,675	429,525
		886,255
Health Care Equipment & Supplies - 3.5%
Medtronic, Inc.	9,978	433,045

Pharmaceuticals - 7.2%
Johnson & Johnson	7,194	453,222
Novo Nordisk A/S - ADR	6,276	446,349
		899,571

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.0% (Continued)	Shares	Value
Industrials - 12.0%
Aerospace & Defense - 3.3%
L-3 Communications Holdings, Inc.	4,582	$418,886

Commercial Services & Supplies - 2.5%
Waste Management, Inc.	9,265	305,930

Electrical Equipment - 3.2%
Rockwell Automation, Inc.	7,490	405,134

Machinery - 3.0%
Flowserve Corp.	3,700	370,333

Information Technology - 25.9%
Communications Equipment - 4.9%
Cisco Systems, Inc.*	13,025	316,898
Nokia Corp. - ADR	21,464	289,120
		606,018
Computers & Peripherals - 5.4%
Apple, Inc.*	1,668	341,306
EMC Corp.*	18,978	331,925
		673,231
Electronic Equipment, Instruments & Components - 4.6%
Amphenol Corp. - Class A	7,088	295,215
Corning, Inc.	16,005	282,168
		577,383
Internet Software & Services - 3.3%
eBay, Inc.*	17,979	413,877

Semiconductors & Semiconductor Equipment - 5.1%
Marvell Technology Group Ltd.*	16,199	312,965
Texas Instruments, Inc.	13,541	330,130
		643,095
Software - 2.6%
Oracle Corp.	13,287	327,525

Materials - 1.4%
Chemicals - 1.4%
Potash Corp. of Saskatchewan, Inc.	1,565	172,870

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.0% (Continued)	Shares	Value
Telecommunication Services - 4.5%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	9,381	$271,392

Wireless Telecommunication Services - 2.3%
Millicom International Cellular S.A.	3,403	288,370

Total Common Stocks (Cost $9,064,668)		$12,260,887

MONEY MARKET FUNDS - 1.7%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.13%(a)	54,500	$54,500
Fidelity Institutional Money Market Portfolio - Select Class, 0.18%(a)	163,499	163,499
Total Money Market Funds (Cost $217,999)		$217,999

Total Investments at Value — 99.7% (Cost $9,282,667)		$12,478,886

Other Assets in Excess of Liabilities — 0.3%		32,495

Net Assets — 100.0%		$12,511,381

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of February 28, 2010

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)
COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary - 15.8%
Auto Components - 3.2%
Fuel Systems Solutions, Inc.*	10,676	$297,754

Internet & Catalog Retail - 4.3%
Netflix, Inc.*	6,000	396,300

Media - 3.8%
Morningstar, Inc.*	7,930	349,713

Textiles, Apparel & Luxury Goods - 4.5%
Phillips-Van Heusen Corp.	9,645	419,750

Consumer Staples - 8.3%
Beverages - 4.3%
Viña Concha y Toro S.A. - ADR	8,462	397,714

Personal Products - 4.0%
Inter Parfums, Inc.	27,394	372,011

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Berry Petroleum Co. - Class A	12,600	337,680

Health Care - 13.0%
Biotechnology - 4.4%
Cubist Pharmaceuticals, Inc.*	19,441	409,039

Health Care Equipment & Supplies - 4.1%
Quidel Corp.*	28,800	376,128

Life Sciences Tools & Services - 4.5%
Bio-Rad Laboratories, Inc. - Class A*	4,445	415,119

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 15.6%
Aerospace & Defense - 4.0%
Elbit Systems Ltd.	5,924	$367,406

Commercial Services & Supplies - 3.8%
North American Galvanizing & Coatings, Inc.*	71,036	353,759

Electrical Equipment - 3.8%
AZZ, Inc.	11,023	346,232

Machinery - 4.0%
Valmont Industries, Inc.	5,251	373,871

Information Technology - 35.5%
Computers & Peripherals - 3.7%
Synaptics, Inc.*	12,955	345,898

Internet Software & Services - 4.0%
Open Text Corp.*	7,637	371,464

IT Services - 3.7%
Wright Express Corp.*	12,005	339,982

Semiconductors & Semiconductor Equipment - 12.9%
Monolithic Power Systems, Inc.*	18,180	369,236
NetLogic Microsystems, Inc.*	7,800	422,682
Volterra Semiconductor Corp.*	18,400	401,672
		1,193,590
Software - 11.2%
Blackboard, Inc.*	8,440	329,835
Ebix, Inc.*	25,085	364,234
Tyler Technologies, Inc.*	18,794	341,299
		1,035,368
Materials - 7.6%
Chemicals - 7.6%
Balchem Corp.	19,423	425,558
Stepan Co.	5,944	282,578
		708,136

Total Common Stocks (Cost $7,532,339)		$9,206,914

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 0.4%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.13%(a)	9,884	$9,884
Fidelity Institutional Money Market Portfolio - Select Class, 0.18%(a)	29,653	29,653
Total Money Market Funds (Cost $39,537)		$39,537

Total Investments at Value — 99.8% (Cost $7,571,876)		$9,246,451

Other Assets in Excess of Liabilities — 0.2%		17,952

Net Assets — 100.0%		$9,264,403

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of February 28, 2010.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2010 (Unaudited)
	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities:
At acquisition cost	$9,282,667	$7,571,876
At value (Note 1)	$12,478,886	$9,246,451
Dividends receivable	10,933	1,440
Receivable for capital shares sold	8,250	-
Receivable from Advisor (Note 3)	1,071	6,344
Other assets	18,926	16,746
TOTAL ASSETS	12,518,066	9,270,981

LIABILITIES
Payable to administrator (Note 3)	4,900	4,900
Other accrued expenses	1,785	1,678
TOTAL LIABILITIES	6,685	6,578

NET ASSETS	$12,511,381	$9,264,403

Net assets consist of:
Paid-in capital	$9,042,473	$8,305,894
Accumulated net investment loss	(28,949)	(52,320)
Accumulated net realized gains (losses) from security transactions	301,638	(663,746)
Net unrealized appreciation on investments	3,196,219	1,674,575
NET ASSETS	$12,511,381	$9,264,403

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,013,142	845,776

Net asset value, offering price and redemption price per share	$12.35	$10.95

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2010 (Unaudited)
	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME
Dividend income	$61,781	$17,309
Foreign withholding taxes on dividends	(775)	(978)
TOTAL INVESTMENT INCOME	61,006	16,331

EXPENSES
Investment advisory fees (Note 3)	59,970	45,767
Distribution fees (Note 3)	14,992	11,442
Fund accounting fees (Note 3)	12,972	12,855
Professional fees	11,369	10,423
Administration fees (Note 3)	10,000	10,000
Transfer agent fees (Note 3)	6,000	6,000
Registration fees	4,827	4,757
Custody and bank service fees	4,232	4,183
Insurance expense	4,371	3,429
Trustees' fees	3,500	3,500
Compliance service fees (Note 3)	3,000	3,000
Postage and supplies	1,694	1,736
Other expenses	4,808	5,389
TOTAL EXPENSES	141,735	122,481
Fee reductions and expense reimbursements by the Advisor (Note 3)	(51,780)	(53,830)
NET EXPENSES	89,955	68,651

NET INVESTMENT LOSS	(28,949)	(52,320)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	528,807	287,143
Net change in unrealized appreciation/depreciation on investments	624,019	388,500
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,152,826	675,643

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,123,877	$623,323

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Period
	February 28,	Ended
	2010	August 31,
	(Unaudited)	2009 (a)
FROM OPERATIONS
Net investment income (loss)	$(28,949)	$9,110
Net realized gains (losses) from security transactions	528,807	(192,629)
Net change in unrealized appreciation/depreciation on investments	624,019	2,572,200
Payment by the administrator for losses realized on the sale of investments (Note 3)	-	95,117
Net increase in net assets from operations	1,123,877	2,483,798

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(9,110)
From net realized gains	(114,852)	(14,805)
Decrease in net assets from distributions to shareholders	(114,852)	(23,915)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,744,046	17,058,326
Net asset value of shares issued in reinvestment of distributions to shareholders	114,852	23,915
Payments for shares redeemed	(1,805,587)	(8,143,079)
Net increase in net assets from capital share transactions	53,311	8,939,162

TOTAL INCREASE IN NET ASSETS	1,062,336	11,399,045

NET ASSETS
Beginning of period	11,449,045	50,000
End of period	$12,511,381	$11,449,045

ACCUMULATED NET INVESTMENT LOSS	$(28,949)	$-

CAPITAL SHARE ACTIVITY
Shares sold	143,910	1,904,360
Shares reinvested	9,277	2,591
Shares redeemed	(147,265)	(904,731)
Net increase in shares outstanding	5,922	1,002,220
Shares outstanding at beginning of period	1,007,220	5,000
Shares outstanding at end of period	1,013,142	1,007,220

(a) Represents the period from commencement of operations (October 31, 2008) through August 31, 2009.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Period
	February 28,	Ended
	2010	August 31,
	(Unaudited)	2009 (a)
FROM OPERATIONS
Net investment loss	$(52,320)	$(37,378)
Net realized gains (losses) from security transactions	287,143	(950,889)
Net change in unrealized appreciation/depreciation on investments	388,500	1,286,075
Net increase in net assets from operations	623,323	297,808

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	723,011	10,220,218
Payments for shares redeemed	(855,912)	(1,794,045)
Net increase (decrease) in net assets from capital share transactions	(132,901)	8,426,173

TOTAL INCREASE IN NET ASSETS	490,422	8,723,981

NET ASSETS
Beginning of period	8,773,981	50,000
End of period	$9,264,403	$8,773,981

ACCUMULATED NET INVESTMENT LOSS	$(52,320)	$-

CAPITAL SHARE ACTIVITY
Shares sold	66,106	1,064,091
Shares redeemed	(78,376)	(211,045)
Net increase (decrease) in shares outstanding	(12,270)	853,046
Shares outstanding at beginning of period	858,046	5,000
Shares outstanding at end of period	845,776	858,046

(a) Represents the period from commencement of operations (October 31, 2008) through August 31, 2009.

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Period
	February 28,		Ended
	2010		August 31,
	(Unaudited)		2009 (a)

Net asset value at beginning of period	$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.01
Net realized and unrealized gains on investments	1.12		1.38
Total from investment operations	1.09		1.39

Less distributions:
From net investment income	-		(0.01)
From net realized gains	(0.11)		(0.01)
Total distributions	(0.11)		(0.02)

Net asset value at end of period	$12.35		$11.37

Total return (b)	9.60%	(c)	13.92%	(c) (d)

Net assets at end of period	$12,511,381		$11,449,045

Ratio of gross expenses to average net assets	2.36%	(f)	2.49%	(f)

Ratio of net expenses to average net assets (e)	1.50%	(f)	1.50%	(f)

Ratio of net investment income (loss) to average net assets (e)	(0.48% )	(f)	0.12%	(f)

Portfolio turnover rate	13%	(c)	120%	(c)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)
During the period ended August 31, 2009, the Fund received a payment from the administrator of $95,117 for losses realized on the sale of investments, which otherwise would have reduced the total return by 1.60% (Note 3).

(e)	Ratio was determined after advisory fee reductions and expense reimbursements.

(f)	Annualized.

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended			Period
	February 28,			Ended
	2010			August 31,
	(Unaudited)			2009 (a)

Net asset value at beginning of period	$10.23			$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)			(0.04)
Net realized and unrealized gains on investments	0.78			0.27
Total from investment operations	0.72			0.23

Net asset value at end of period	$10.95			$10.23

Total return (b)	7.04%		(c)	2.30%		(c)

Net assets at end of period	$9,264,403			$8,773,981

Ratio of gross expenses to average net assets	2.68%		(e)	2.78%		(e)

Ratio of net expenses to average net assets (d)	1.50%		(e)	1.50%		(e)

Ratio of net investment loss to average net assets (d)	(1.14%	)	(e)	(0.62%	)	(e)

Portfolio turnover rate	22%		(c)	107%		(c)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Ratio was determined after advisory fee reductions and expense reimbursements.

(e)	Annualized.

See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2010 (Unaudited)

1.	Organization and Significant Accounting Policies
AlphaMark Large Cap Growth Fund is a no-load, diversified series and AlphaMark Small Cap Growth Fund is a no-load, non-diversified series (individually, a “Fund” and collectively, the “Funds”) of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008.

The investment objective of each Fund is long-term growth of capital.

On September 3, 2008, 5,000 shares of each Fund were issued for cash, at $10.00 per share, to two individuals, one of whom is a Trustee and President of the Trust.  The public offering of shares of the Funds commenced on October 31, 2008.  The Funds had no operations prior to the public offering of shares except for the initial issuance of shares.

Securities valuation - The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$12,260,887	$-	$-	$12,260,887
Money Market Funds	-	217,999	-	217,999
Total	$12,260,887	$217,999	$-	$12,478,886

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$9,206,914	$-	$-	$9,206,914
Money Market Funds	-	39,537	-	39,537
Total	$9,206,914	$39,537	$-	$9,246,451

See each respective Fund’s Schedule of Investments for a listing of the commons stocks valued using Level 1 inputs by industry type.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to shareholders - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  The tax character of distributions paid to shareholders of AlphaMark Large Growth Cap Fund during the periods ended February 28, 2010 and August 31, 2009 was ordinary income.  There were no distributions paid to shareholders of AlphaMark Small Cap Growth Fund during the periods ended February 28, 2010 and August 31, 2009.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of February 28, 2010:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$9,408,692	$7,572,848

Gross unrealized appreciation	$3,260,984	$1,923,509
Gross unrealized depreciation	(190,790)	(249,906)

Net unrealized appreciation	3,070,194	1,673,603
Accumulated ordinary loss	(28,949)	(52,320)
Post-October losses	-	(942,147)
Other gains	427,663	279,373

Total distributable earnings	$3,468,908	$958,509

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

AlphaMark Small Cap Growth Fund had net realized losses of $942,147 during the period November 1, 2008 through August 31, 2009, which are treated for federal income tax purposes as arising during the Fund’s tax year ended August 31, 2010.  These “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ 2009 tax returns.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the six months ended February 28, 2010, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed during the last three years.  Each Fund identifies its major tax jurisdiction as U.S. Federal.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

2.	Investment Transactions
During the six months ended February 28, 2010, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Cost of purchases of investment securities	$1,553,273	$1,972,308

Proceeds from sales of investment securities	$1,579,288	$2,125,778

3.	Transactions with Affiliates
The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Funds, is also the President and a Trustee of the Trust.  Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Funds’ principal underwriter.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor.  Each Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT
Under the terms of Investment Advisory Agreements between the Trust and the Advisor, the Advisor serves as the investment advisor to the Funds.  Each Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

The Advisor has contractually agreed, for a period of three years from the Funds’ commencement of operations, to reduce its investment advisory fees and to reimburse other Fund operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, organization costs and extraordinary expenses) to 1.50% of its average daily net assets.  Any such fee reductions or expense reimbursements by the Advisor are subject to repayment by the Funds, provided that the repayment does not cause a Fund’s ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of February 28, 2010, the Advisor may in the future recover fee reductions and expense reimbursements totaling $129,520 and $131,397 from AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.  The Advisor may recover a portion of these amounts no later than the dates stated below:

	August 31, 2012	February 28, 2013
AlphaMark Large Cap Growth Fund	$77,740	$51,780

AlphaMark Small Cap Growth Fund	$77,567	$53,830

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides executive and administrative services and internal regulatory compliance services for the Funds.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. This fee is discounted by 20% during the first year (October 31, 2008 through October 31, 2009) and 15% during the second year (October 31, 2009 through October 31, 2010) of the Funds’ operations.

During the period ended August 31, 2009, Ultimus reimbursed $95,117 to AlphaMark Large Cap Fund for losses realized on the sale of investments as a result of a cash reporting error.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates each Fund’s daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its average daily net assets and 0.005% of such assets in excess of $500 million.  The base fee and asset-based fee are discounted by 20% during the first year (October 31, 2008 through October 31, 2009) and 15% during the second year (October 31, 2009 through October 31, 2010) of the Funds’ operations.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $20 per shareholder account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has 100 or more shareholder accounts.  In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.  The Distributor receives compensation of $6,000 annually for its services to the Trust.

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN
The Trust has adopted a plan of distribution pursuant Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Funds to incur expenses related to the distribution of the Funds’ shares.  The annual fees payable under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets.

4.	Contingencies and Commitments
The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

5.	Subsequent Events
The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities.  For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses.  These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2009 – February 28, 2010).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annualized expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

AlphaMark Large Cap Growth Fund
	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,096.00	$ 7.80
Based on Hypothetical 5% Return	$ 1,000.00	$ 1,017.36	$ 7.50
*Expenses are equal to AlphaMark Large Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AlphaMark Small Cap Growth Fund
	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,070.40	$ 7.70
Based on Hypothetical 5% Return	$ 1,000.00	$ 1,017.36	$ 7.50
*Expenses are equal to AlphaMark Small Cap Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These filings are available upon request by calling 1-866-420-3350.  Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov.  The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CUSTOMER PRIVACY POLICY
We collect only information that is needed to serve you and administer our business.

In the process of serving you, we become stewards of your “nonpublic personal information” – information about you that is not available publicly. This information comes to us from the following sources:

•    Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

•    Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

•    Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

We carefully limit and control the sharing of your information.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisors, sub-advisors, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need  information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

We are committed to the privacy of your nonpublic personal information and will use strict security standards to safeguard it.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy policy explains how we handle nonpublic personal information; however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for AlphaMark Investment Trust and Ultimus Fund Distributors, LLC, the Trust’s principal underwriter.

If you have any questions about the confidentiality of your customer information, call 1-866-420-3350 to talk to a shareholder services representative.

Item 2.	Code of Ethics.

No required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President
Date	May 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President
Date	May 3, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	May 3, 2010

* Print the name and title of each signing officer under his or her signature.